Marketable Securities - Summary of Debt Securities, Available For Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 147,450	$ 161,922	$ 17,526
Gross Unrealized Gains	14	17	10
Gross Unrealized Loss	(12)
Fair Value	147,452	161,939	17,536
U.S. Treasury bills [Member] | Marketable Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	126,954	131,927	17,526
Gross Unrealized Gains	5	12	10
Gross Unrealized Loss	(6)
Fair Value	126,953	131,939	$ 17,536
U.S. government agency bonds [Member] | Marketable Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	20,496	29,995
Gross Unrealized Gains	9	5
Gross Unrealized Loss	(6)
Fair Value	$ 20,499	$ 30,000